FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS [Abstract]
Maturity Profile of the Group's Financial Liabilities Based on Contractual Undiscounted Payments
The following is the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

	At December 31, 2023
In thousands of USD	Within 1 year or on- demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years	Total	Carrying amount at December 31
Trade payables	32,484	-	-	-	32,484	32,484
Other payables and accruals	32,151	-	-	-	32,151	32,151
Amount due to a related party	33	-	-	-	33	33
Borrowings	-	23,000	-	-	23,000	22,618
Lease liabilities	7,835	7,787	22,217	48,862	86,701	70,211
	72,503	30,787	22,217	48,862	174,369	157,497

	At December 31, 2022
In thousands of USD	Within 1 year or on- demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years	Total	Carrying amount at December 31
Trade payables	15,768	-	-	-	15,768	15,768
Other payables and accruals	22,176	-	-	-	22,176	22,176
Amount due to a related party	316	-	-	-	316	316
Borrowings	29,805	-	-	-	29,805	29,805
Lease liabilities	7,471	6,967	20,290	53,347	88,075	70,425
	75,536	6,967	20,290	53,347	156,140	138,490

Fair Value Measurement Hierarchy for the Group's Financial Instruments
The fair value measurement hierarchy for the Group’s financial instruments measured at fair value is as follows:

In thousands of USD	Valuation technique(s) and key input	December 31, 2023	Level 1	Level 2	Level 3
USDC	Quoted price	35	35	-	-
Investment A, B, D and E in unlisted equity instrument	Net asset value	23,375	-	-	23,375
Investment F in unlisted equity instrument	Recent transaction price	400	-	-	400
Investment C in unlisted equity instrument	Market calibration method	10,000	-	-	10,000
Investment G in unlisted debt instrument	Net asset value	1,000	-	-	1,000
Investment H in unlisted debt instrument	Recent transaction price	3,000	-	-	3,000

In thousands of USD	Valuation technique(s) and key input	December 31, 2022	Level 1	Level 2	Level 3
USDC	Quoted price	89	89	-	-
Investment A, B and D in unlisted equity instrument	Net asset value	18,348	-	-	18,348
Investment C and E in unlisted equity instrument	Recent transaction price	11,500	-	-	11,500
Investment G in unlisted debt instrument	Net asset value	31,111	-	-	31,111

Fair Value Measurement of Assets
For the years ended December 31, 2023, 2022 and 2021, there was no transfer between levels. Transfers between levels of the fair value hierarchy, if any, are deemed to occur at the end of each reporting period.

	Years ended December 31,
In thousands of USD	2023	2022	2021
Unlisted equity instruments and debt instruments at fair value through profit or loss measured using significant unobservable inputs:
At January 1,	60,959	1,250	-
Additions	4,400	61,550	1,250
Disposals	(31,111)	(1,213)	-
Net gain on disposal of financial assets at fair value through profit or loss	-	213	-
Net fair value changes recognized in profit or loss	3,527	(841)	-
At December 31,	37,775	60,959	1,250